Geographic Information - Net Long-Lived Assets by Region (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 872.6	$ 890.1
Reportable Geographical Components [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	797.7	812.7
Reportable Geographical Components [Member] | China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	45.6	45.1
Reportable Geographical Components [Member] | Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	20.3	20.5
Reportable Geographical Components [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	8.1	10.8
Reportable Geographical Components [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 0.9	$ 1.0